Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure summarizes the relationship between the “compensation actually paid” (as calculated pursuant to Item 402(v)) by our company to our principal executive officer (who we refer to as our PEO or our chief executive officer) and our non-PEO named executive officers (who we refer to as our other named executive officers) and the financial performance of our company over a three-year performance period. “Compensation actually paid” does not necessarily reflect value actually realized by our chief executive officer or the other named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance. For a discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 32.
The “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years but instead are amounts determined in accordance with Item 402(v). For example, the value of any shares of common stock that an executive actually receives in respect of performance share long-term incentive awards will ultimately depend on whether and at what level financial performance metrics are attained following the completion of the three-year performance period and the stock price at the time of issuance of the shares of common stock, if any, following vesting. Therefore, until the time of vesting, such awards remain at risk of forfeiture, reduction in the amount of shares earned and the value of the shares earned. Likewise, although “compensation actually paid” includes a value for stock options, stock options granted in a given year ultimately will not have any value unless the stock options vest over a multi-year period and stockholder value is created by our stock price increasing above the exercise prices over the long-term. “Compensation actually paid” is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term incentives, and many other factors.
	Summary Compen- sation Table Total for First PEO (Romanzi)	Summary Compen- sation Table Total for Second PEO (Wenner)	Summary Compen- sation Table Total for Third PEO (Keller)	Compen- sation Actually Paid to First PEO (Romanzi)	Compen- sation Actually Paid to Second PEO (Wenner)	Compen- sation Actually Paid to Third PEO (Keller)	Average of Summary Compen- sation Table for non- PEO NEOs	Average Compen- sation Actually Paid to non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:
Year(1)									Total Shareholder Return(2)	Peer Group Total Shareholder Return(3)	Net Income (Loss)(4)	Adjusted EBITDA(5)
											(in thousands)
2024	N/A	N/A	$5,083,699	N/A	N/A	$1,210,896	$1,277,222	$931,749	$55	$113	$(251,251)	$295,413
2023	N/A	N/A	$7,958,638	N/A	N/A	$8,250,725	$1,433,135	$1,484,166(6)	$77	$120	$(66,198)	$317,995
2022	N/A	N/A	$2,413,274	N/A	N/A	$305,843	$908,415	$194,540	$76	$129	$(11,370)	$300,963
2021	N/A	$1,291,748	$6,040,794	N/A	$1,291,748	$2,570,942	$891,725	$1,053,237	$194	$118	$67,363	$357,984
2020	$5,113,323	$370,536	N/A	$7,652,148	$331,452	N/A	$1,365,266	$2,795,471	$165	$105	$131,988	$361,247

(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2024	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2023	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

(2)
Total shareholder return assumes $100 invested on December 28, 2019, the last day of fiscal 2019, including the reinvestment of dividends.

(3)
The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2024 annual report.

(4)
Net income (loss) as reported in our company’s consolidated statements of operations in our 2024 annual report.

(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2024 and therefore was selected as the 2024 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 32. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operation” in our 2024 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

(6)
For 2023, “Average Compensation Actually Paid to Non-PEO NEOs” of $1,452,833 as reported in last year’s proxy statement filed April 4, 2024 was updated to $1,484,166 in this year’s proxy statement due to a correction in the calculation of “Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.” The “Adjustments” tables below and the charts below under “Relationship between Compensation Actually Paid and Financial Measures” reflect the corrections made for 2023.

The tables below describe the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2024	2023	2022	2021		2020
Adjustments(1)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Second PEO (Wenner)	Second PEO (Wenner)	First PEO (Romanzi)
Summary Compensation Table (SCT) Total	$5,083,699	$7,958,638	$2,413,274	$6,040,794	$1,291,748	$370,536	$5,113,323
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(3,053,287)	(5,415,274)	(1,304,964)	(4,749,056)	(374,997)	—	(968,641)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,710,895	5,578,530	156,356	1,272,434	—	—	927,702
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,710,306)	33,189	(969,997)	—	—	—	1,599,709
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	374,997	—	548,278
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	29,589	24,134	(20,093)	—	—	—	574,201
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	(199,158)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	150,307	71,508	31,266	6,770	—	—	73,860
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	—	—	—	—	(39,084)	(57,438)
Add: Service cost for the covered fiscal year	—	—	—	—	—	—	40,312
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—	—
“Compensation Actually Paid”	$1,210,896	$8,250,725	$305,843	$2,570,942	$1,291,748	$331,452	$7,652,148
	2024	2023	2022	2021	2020
Adjustments(1)	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Summary Compensation Table (SCT) Total	$1,277,222	$1,433,135	$908,415	891,725	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(474,802)	(443,356)	(295,510)	(328,744)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	266,051	490,001(2)	28,647	89,171	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(178,859)	(2,008)	(59,175)	161,005	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	9,993	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	6,251	15,639	(450,488)	204,831	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	23,332	12,065	13,007	12,346	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	(21,440)	(66,231)	(3,206)	(18,823)	(104,128)
Add: Service cost for the covered fiscal year	33,996	44,921	42,857	41,725	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—	—
“Compensation Actually Paid”	$931,749	$1,484,166(2)	$194,540	$1,053,237	$2,795,471
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance shares awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2024 for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at 246.20% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 123.10% of target to 246.20% of target and for the 2024 to 2026 performance share LTIAs assume for Mr. Keller and the non-PEO named executive officers the performance objectives will be achieved at 81.40% of target. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the tables may not foot due to rounding.

(2)
For 2023, “Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end” of $458,667 for the Other NEOs as reported in last year’s proxy statement was corrected to $490,001 in this year’s proxy statement. As a result, “Average Compensation Actually Paid” to the Other NEOs of $1,452,833 for 2023 as reported in last year’s proxy statement was updated to $1,484,166 in this year’s proxy statement. The charts below under “Relationship between Compensation Actually Paid and Financial Measures” reflect the corrections made for 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2024	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2023	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Jordan E. Greenberg, Ellen M. Schum
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

Peer Group Issuers, Footnote	(3) The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2024 annual report.
Adjustment To PEO Compensation, Footnote
The tables below describe the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2024	2023	2022	2021		2020
Adjustments(1)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Third PEO (Keller)	Second PEO (Wenner)	Second PEO (Wenner)	First PEO (Romanzi)
Summary Compensation Table (SCT) Total	$5,083,699	$7,958,638	$2,413,274	$6,040,794	$1,291,748	$370,536	$5,113,323
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(3,053,287)	(5,415,274)	(1,304,964)	(4,749,056)	(374,997)	—	(968,641)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,710,895	5,578,530	156,356	1,272,434	—	—	927,702
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,710,306)	33,189	(969,997)	—	—	—	1,599,709
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	374,997	—	548,278
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	29,589	24,134	(20,093)	—	—	—	574,201
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	(199,158)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	150,307	71,508	31,266	6,770	—	—	73,860
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	—	—	—	—	(39,084)	(57,438)
Add: Service cost for the covered fiscal year	—	—	—	—	—	—	40,312
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—	—
“Compensation Actually Paid”	$1,210,896	$8,250,725	$305,843	$2,570,942	$1,291,748	$331,452	$7,652,148
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance shares awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2024 for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at 246.20% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 123.10% of target to 246.20% of target and for the 2024 to 2026 performance share LTIAs assume for Mr. Keller and the non-PEO named executive officers the performance objectives will be achieved at 81.40% of target. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the tables may not foot due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 1,277,222	$ 1,433,135	$ 908,415	$ 891,725	$ 1,365,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 931,749	1,484,166	194,540	1,053,237	2,795,471
Adjustment to Non-PEO NEO Compensation Footnote	2024
2023

2022

2021

2020

Adjustments(1)

Other NEOs

Other NEOs

Other NEOs

Other NEOs

Other NEOs

Summary Compensation Table (SCT) Total
$1,277,222$1,433,135$908,415891,725$1,365,266 Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in
SCT total for the covered fiscal year
(474,802)(443,356)(295,510)(328,744)(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
266,051490,001(2) 28,64789,171881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
(178,859)(2,008)(59,175)161,005760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year
——9,993——
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
6,25115,639(450,488)204,831138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
—————Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year 23,33212,06513,00712,3468,556 Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year
(21,440)(66,231)(3,206)(18,823)(104,128)
Add: Service cost for the covered fiscal year
33,99644,92142,85741,72527,615
Add: Prior service cost for the covered fiscal year
—————
“Compensation Actually Paid”
$931,749$1,484,166(2)$194,540$1,053,237$2,795,471
(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards, except that for the performance shares awards the grant date fair values assume that the performance share awards will be earned at target and the fiscal year end fair values are based upon the probable outcome (based upon then current forecasts) as of the fiscal year end. The fair values as of the end of fiscal 2024 for the 2023 to 2025 performance share LTIAs assume for Mr. Keller the performance objectives will be achieved at 246.20% of target) and that for the non-PEO named executive officers the performance objectives will be achieved at levels ranging from 123.10% of target to 246.20% of target and for the 2024 to 2026 performance share LTIAs assume for Mr. Keller and the non-PEO named executive officers the performance objectives will be achieved at 81.40% of target. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the tables may not foot due to rounding.
(2)
For 2023, “Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end” of $458,667 for the Other NEOs as reported in last year’s proxy statement was corrected to $490,001 in this year’s proxy statement. As a result, “Average Compensation Actually Paid” to the Other NEOs of $1,452,833 for 2023 as reported in last year’s proxy statement was updated to $1,484,166 in this year’s proxy statement. The charts below under “Relationship between Compensation Actually Paid and Financial Measures” reflect the corrections made for 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures.   The following table lists the four financial performance measures that, in our company’s assessment, represent the most important performance measures used to link “compensation actually paid” to our named executive officers to our company’s performance for 2024.
Adjusted EBITDA (non-GAAP)
Excess Cash (non-GAAP)
Net Sales
Net Working Capital (non-GAAP)

Total Shareholder Return Amount	$ 55	77	76	194	165
Peer Group Total Shareholder Return Amount	113	120	129	118	105
Net Income (Loss)	$ (251,251,000)	$ (66,198,000)	$ (11,370,000)	$ 67,363,000	$ 131,988,000
Company Selected Measure Amount	295,413,000	317,995,000	300,963,000	357,984,000	361,247,000
PEO Name	Kenneth C. Keller
Revised Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,452,833
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description
(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2024 and therefore was selected as the 2024 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 32. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operation” in our 2024 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Excess Cash (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital (non-GAAP)
Kenneth C. Keller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,083,699	7,958,638	$ 2,413,274	$ 6,040,794
PEO Actually Paid Compensation Amount	$ 1,210,896	8,250,725	305,843	2,570,942
David L. Wenner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,291,748	$ 370,536
PEO Actually Paid Compensation Amount				1,291,748	331,452
Kenneth G. Romanzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,113,323
PEO Actually Paid Compensation Amount					7,652,148
PEO [Member] | Kenneth C. Keller [Member]
Pay vs Performance Disclosure
Share Based Compensation, Target Percentage of Performance Shares, Maximum	246.20%
Share Based Compensation, Target Percentage of Performance Shares	81.40%
PEO [Member] | Kenneth C. Keller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,053,287)	(5,415,274)	(1,304,964)	(4,749,056)
PEO [Member] | Kenneth C. Keller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,710,895	5,578,530	156,356	1,272,434
PEO [Member] | Kenneth C. Keller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,710,306)	33,189	(969,997)
PEO [Member] | Kenneth C. Keller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,589	24,134	(20,093)
PEO [Member] | Kenneth C. Keller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,307	71,508	31,266	6,770
PEO [Member] | Kenneth C. Keller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth C. Keller [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(374,997)
PEO [Member] | David L. Wenner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				374,997
PEO [Member] | David L. Wenner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(39,084)
PEO [Member] | David L. Wenner [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | David L. Wenner [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kenneth G. Romanzi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(968,641)
PEO [Member] | Kenneth G. Romanzi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					927,702
PEO [Member] | Kenneth G. Romanzi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,599,709
PEO [Member] | Kenneth G. Romanzi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					548,278
PEO [Member] | Kenneth G. Romanzi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					574,201
PEO [Member] | Kenneth G. Romanzi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(199,158)
PEO [Member] | Kenneth G. Romanzi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					73,860
PEO [Member] | Kenneth G. Romanzi [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(57,438)
PEO [Member] | Kenneth G. Romanzi [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					40,312
PEO [Member] | Kenneth G. Romanzi [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share Based Compensation, Target Percentage of Performance Shares, Maximum	246.20%
Share Based Compensation, Target Percentage of Performance Shares, Minimum	123.10%
Share Based Compensation, Target Percentage of Performance Shares	81.40%
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (474,802)	(443,356)	(295,510)	(328,744)	(282,252)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,051	490,001	28,647	89,171	881,547
Revised Adjustment to Compensation Amount		458,667
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,859)	(2,008)	(59,175)	161,005	760,115
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,993
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,251	15,639	(450,488)	204,831	138,751
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,332	12,065	13,007	12,346	8,556
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,440)	(66,231)	(3,206)	(18,823)	(104,128)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,996	44,921	42,857	41,725	27,615
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount